Description of Business and Summary of Significant Accounting Policies And Going Concern (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Description of Business and Summary of Significant Accounting Policies And Going Concern
Schedule of Disaggregation of Revenue

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Professional services (over time)	$385,804	$645,788	$769,438	$3,404,333
License fees (over time)	75,000	62,500	150,000	125,000
Total Revenue	$460,804	$708,288	$919,438	$3,529,333

	For the years ended
	December, 31
	2022	2021
Professional services (over time)	$4,415,512	$3,477,896
Termination expense reimbursement (point in time)	719,565	—
License fees (over time)	250,000	200,000
Total net revenue	$5,385,077	$3,677,896